Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost opening balance		$ 16	$ 7
Purchases during the year		17	9
Disposals during the year		(9)
Cost ending balance		24	16
Accumulated depreciation:
Accumulated depreciation opening balance		3		[1]
Depreciation during the year		3	3
Disposals during the year		(1)
Accumulated depreciation ending balance		5	3
Depreciated cost		19	13
Computers and peripherals and equipment [Member]
Cost:
Cost opening balance		5	1
Purchases during the year		3	4
Disposals during the year
Cost ending balance		8	5
Accumulated depreciation:
Accumulated depreciation opening balance		2		[1]
Depreciation during the year		2	2
Disposals during the year
Accumulated depreciation ending balance		4	2
Depreciated cost		4	3
Office furniture and equipment [Member]
Cost:
Cost opening balance		2	2
Purchases during the year		14
Disposals during the year
Cost ending balance		16	2
Accumulated depreciation:
Accumulated depreciation opening balance	[1]
Depreciation during the year		1		[1]
Disposals during the year
Accumulated depreciation ending balance		1		[1]
Depreciated cost		15	2
Leasehold improvements [Member]
Cost:
Cost opening balance		9	4
Purchases during the year			5
Disposals during the year		(9)
Cost ending balance			9
Accumulated depreciation:
Accumulated depreciation opening balance		1		[1]
Depreciation during the year			1
Disposals during the year		(1)
Accumulated depreciation ending balance			1
Depreciated cost			$ 8

[1]	less than 1 thousand